Lease (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates of Operating Leases	Jun. 30, 2024
Schedule of Weighted Average Remaining Lease Terms and Discount Rates of Operating Leases [Abstract]
Weighted average remaining lease term (years)	1 year 6 months
Weighted average discount rate	4.75%